CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2022
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

8. CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

In November 2011, the Company issued convertible notes (“Series Pre-A Convertible Notes”) to certain investors in the amount of 4,590,908. The notes carried a simple interest (non-compounding) of 6% per annum as set out in the note purchase agreement. All outstanding principal balance and accrued but unpaid interest of the notes should be automatically converted into the convertible redeemable preferred shares of the Company at a price no more than US$1 per share.

In November 2014, the Company issued 5,473,957 Series A-1 convertible redeemable preferred shares (“Series A-1 Preferred Shares”) to certain investors upon conversion of the Company’s Series Pre-A convertible notes at a conversion price of US$1 per share. Concurrently, the Company issued 2,370,414 Series A-2 convertible redeemable preferred shares (“Series A-2 Preferred Shares”) to certain investors at US$1.27 per share for a total consideration of US$3,000,000. Series A-1 Preferred Shares and Series A-2 Preferred Shares are collectively referred to as the Series A Preferred Shares.

From January through June 2016, the Company issued 7,494,537 Series B convertible redeemable preferred shares (“Series B Preferred Shares”) to certain investors at US$3.74 per share for a total consideration of US$27,999,995.

From February through May 2018, the Company issued 5,597,354 Series C-1 convertible redeemable preferred shares (“Series C-1 Preferred Shares”) to certain investors at US$8.93 per share for a total consideration of US$50,000,033. Concurrently, in February 2018, the Company also issued warrants to two Series C-1 investors at nil consideration (“Series C-1 Warrants”). The Series C-1 Warrants allowed the holders to purchase Series C-2 Preferred Shares (defined below) at the exercise price of US$10.21 per share for a total consideration of up to US$7,500,000. Series C-1 Warrants were exercisable, in whole or in part, at any time from the warrant issuance date to the earlier of i) April 1, 2019, ii) a deemed liquidation event or iii) the closing of the Qualified IPO. Series C-1 Warrants expired on April 1, 2019.

From June through November 2019, the Company issued 1,861,121 Series C-2 convertible redeemable preferred shares (“Series C-2 Preferred Shares”) to certain investors at US$10.21 per share for a total consideration of US$18,999,999.

In December 2019, the Company issued 4,452,441 Series C-3 convertible redeemable preferred shares (“Series C-3 Preferred Shares”) to a certain investor at US$11.23 per share for a total consideration of US$50,000,000.

Series C-1 Preferred Shares, Series C-2 Preferred Shares and Series C-3 Preferred Shares are collectively referred to as the Series C Preferred Shares.

Upon completion of the IPO on February 11, 2021, each of the then outstanding Series A Preferred Shares, Series B Preferred Shares, and Series C Preferred Shares (collectively the “Preferred Shares”) was automatically converted into one ordinary share. As of December 31, 2021 and 2022, there were no preferred shares issued or outstanding.

Accounting for Preferred Shares

The Preferred Shares were classified as mezzanine equity in the consolidated balance sheets because they were contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified Public Offering or a deemed liquidation event before March 31, 2025 (“Target QIPO Date”)). The Preferred Shares were determined to be mezzanine equity with no embedded feature to be bifurcated and no beneficial conversion features to be recognized. The Preferred Shares were initially recorded at their respective issuance date fair value, net of issuance cost and fair value allocated to the detachable warrants. The Company did not incur material issuance cost for any Preferred Shares issued.

Prior to the IPO, the Company concluded that the Preferred Shares were not redeemable, but were probable to become redeemable. The Company accreted changes in the redemption value over the period from the date of issuance to the earliest redemption date for the year ended December 31, 2020, and to the IPO date for the year ended December 31, 2021, using the interest method. No accretion charge was recorded as the redemption value was fixed to original issue price for the periods presented, except for Series C-1 Preferred Shares issued with detachable warrants.

Modification of Preferred Shares

The Company made several amendments to the Preferred Shares, mainly including: 1) added redemption rights for Series A Preferred Shares upon the issuance of the Series B Preferred Shares; and 2) extended the Target QIPO Date upon the issuance of the Series C-1 Preferred Shares and the Series C-3 Preferred Shares. These amendments were accounted for as modifications rather than extinguishments as the fair values of these Preferred Shares immediately after the amendments were not significantly different from their respective fair values immediately before the amendment. When Preferred Shares are modified and such modification results in value transfer between preferred shareholders and ordinary shareholders, the value transferred is treated as a deemed dividend to or deemed contribution from the preferred shareholders.

The Company’s Preferred Shares activities for the periods presented were summarized below:

Mezzanine equity	Series A-1	Series A-2	Series B	Series C-1	Series C-2	Series C-3	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2019	5,473,957	3,000,000	27,999,995	48,727,343	18,999,999	50,000,000	154,201,294
Accretion of Series C-1 Preferred Shares to redemption value	—	—	—	248,113	—	—	248,113
Balance as of December 31, 2020	5,473,957	3,000,000	27,999,995	48,975,456	18,999,999	50,000,000	154,449,407
Accretion of Series C-1 Preferred Shares to redemption value				28,553			28,553
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)	(3,000,000)	(27,999,995)	(49,004,009)	(18,999,999)	(50,000,000)	(154,477,960)
Balance as of December 31, 2021	—	—	—	—	—	—	—